Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract ]
Supplemental Cash Flow Information
(18)	Supplemental Cash Flow Information

Cash payments for the following were made during the years ended December 31:

	2013	2012	2011

Interest Expense	$7,111,361	$10,942,113	$17,204,476

Income Taxes	$-	$-	$390,152

Noncash financing and investing activities for the years ended December 31 are as follows:

	2013	2012	2011

Acquisitions of Real Estate Through Loan Foreclosures	$10,251,006	$9,729,174	$12,555,622

Unrealized (Gain) Loss on Investment Securities	$13,523,049	$3,120,540	$(3,802,320)